6. Members' Capital (Details) - USD ($) $ in Thousands	Mar. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
B Preferred Units
Members' Equity	$ 1,000	$ 1,000	$ 0
A Common Units
Members' Equity	1,999	2,057	1,904
Members' Capital
Members' Equity	$ 2,999	$ 3,057	$ 1,904